Fair value of assets and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	$ 107,561	$ 136,358	$ 175,336
Due from settlement of capital provision assets	265,540	116,582
Total assets	5,418,489	3,988,496
Financial liabilities for third party interests in capital provision assets	704,196	425,205
Total liabilities	704,196	425,205
Net total	$ 4,714,293	3,563,291
Number of litigation events | item	70
Number of litigation types | item	5
Percentage of discrete objective litigation events	10.00%
Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value		12,657
Core legal finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	$ 715,006	536,575
Lower risk legal finance (Advantage Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	185,509	100,596
Foreign Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	22,337	17,493
Asset-backed Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	20,047	32,933
Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	53,001	79,899
Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,529	6,033
Commercial Deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	5,647
Derivative financial instrument | Single case
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	934,131	792,745
Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	2,875,881	2,022,406
Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	142,659	99,406
Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	3,523	3,201
Non-derivative/Financial asset | Single case with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	10,051	8,745
Non-derivative/Financial asset | Joint Ventures and Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	178,628	159,225
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	40,145	39,584
Net total	40,145	39,584
Level 1 | Core legal finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	9,914	10,000
Level 1 | Foreign Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	8,004	14,806
Level 1 | Mutual Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,529	6,033
Level 1 | Commercial Deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	5,647
Level 1 | Non-derivative/Financial asset | Single case with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	10,051	8,745
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	87,381	115,519
Net total	87,381	115,519
Level 2 | Foreign Government Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	14,333	2,687
Level 2 | Asset-backed Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	20,047	32,933
Level 2 | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	53,001	79,899
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due from settlement of capital provision assets	265,540	116,582
Total assets	5,290,963	3,833,393
Financial liabilities for third party interests in capital provision assets	704,196	425,205
Total liabilities	704,196	425,205
Net total	4,586,767	3,408,188
Level 3 | Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value		12,657
Level 3 | Core legal finance (BOF-C)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	705,092	526,575
Level 3 | Lower risk legal finance (Advantage Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	185,509	100,596
Level 3 | Derivative financial instrument | Single case
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	934,131	792,745
Level 3 | Derivative financial instrument | Portfolio
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	2,875,881	2,022,406
Level 3 | Derivative financial instrument | Portfolio with equity risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	142,659	99,406
Level 3 | Derivative financial instrument | Legal Risk Management
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	3,523	3,201
Level 3 | Non-derivative/Financial asset | Joint Ventures and Equity Method Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Fair value	$ 178,628	$ 159,225